9. Convertible Note Payable (Details - Convertible note payable) (Sept 2020) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Face Value	$ 828,000	$ 754,000
Unamortized Discount	101,047	155,850
Carrying Value	$ 726,953	$ 598,150
Convertible Note 2 [Member]
Inception Date	Oct. 31, 2019	Oct. 31, 2019
Maturity	Dec. 15, 2020	Dec. 15, 2020
Coupon	8.00%	8.00%
Face Value	$ 208,000	$ 208,000
Unamortized Discount	19,945	53,298
Carrying Value	$ 188,055	$ 154,702
Convertible Note 3 [Member]
Inception Date	Dec. 05, 2019	Dec. 05, 2019
Maturity	Dec. 05, 2020	Dec. 05, 2020
Coupon	8.00%	8.00%
Face Value	$ 62,000	$ 62,000
Unamortized Discount	4,685	13,021
Carrying Value	$ 57,315	$ 48,979
Convertible Note 4 [Member]
Inception Date	Dec. 31, 2019	Dec. 31, 2019
Maturity	Dec. 31, 2020	Dec. 31, 2020
Coupon	8.00%	8.00%
Face Value	$ 62,000	$ 62,000
Unamortized Discount	3,225	9,181
Carrying Value	$ 58,775	$ 52,819
Convertible Note 5 [Member]
Inception Date	Jan. 27, 2020	Jan. 27, 2020
Maturity	Jan. 27, 2021	Jan. 27, 2021
Coupon	8.00%	8.00%
Face Value	$ 184,000	$ 184,000
Unamortized Discount	11,101	26,509
Carrying Value	$ 172,899	$ 157,491
Convertible Note 6 [Member]
Inception Date	Feb. 19, 2020	Feb. 19, 2020
Maturity	Feb. 19, 2021	Feb. 19, 2021
Coupon	8.00%	8.00%
Face Value	$ 78,000	$ 78,000
Unamortized Discount	7,640	15,826
Carrying Value	$ 70,360	$ 62,174
Convertible Note 7 [Member]
Inception Date	Mar. 10, 2020	Mar. 10, 2020
Maturity	Mar. 10, 2021	Mar. 10, 2021
Coupon	8.00%	8.00%
Face Value	$ 78,000	$ 78,000
Unamortized Discount	9,374	19,147
Carrying Value	$ 68,626	$ 58,853
Convertible Note 8 [Member]
Inception Date	Aug. 04, 2020
Maturity	Aug. 04, 2021
Coupon	8.00%
Face Value	$ 156,000
Unamortized Discount	45,077
Carrying Value	$ 110,923